Selling, general and administrative expenses (Tables)	3 Months Ended
Mar. 31, 2020
Selling, general and administrative expenses
Summary of selling, general and administrative expenses

	Three months ended
	March 31,	March 31,
	2019	2020
Advertising, client acquisition and related expenses	417	387
Tax expenses, except of income and payroll relates taxes	140	155
Advisory and audit services	156	195
Rent of premises and related utility expenses	92	57
Expenses related to Tochka multi-bank platform services	41	111
IT related services	90	110
Form F-3 and related expenses	—	10
Loss/(gain) from initial recognition, net	42	—
Other expenses	201	203
Total selling, general and administrative expenses	1,179	1,228